Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2017
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2016	2017
	US$	US$

Staff advances	293	312
Prepayment for products	-	1,008
Advance to OEM	3,739	3,662
Rental and other deposits	1,048	1,203
VAT recoverable	963	2,189
Loan to third parties	519	1,469
Receivable from an agent	-	6,318
Others	37	79

	6,599	16,240